Non-Controlling Interests - Summary of Non Controlling Interests (Detail) € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 EUR (€)
Disclosure Of Non Controlling Interests [Line Items]
Total assets	€ 732,228			€ 705,511
Total equity/ (deficits)	300,806			290,826	€ 250,395			€ 323,467
Net revenues	422,312			308,822	222,612
Net loss	€ (239,751)			€ (76,452)	€ (135,657)
Arpège SAS [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	94.28%	94.28%	94.28%	90.61%
Non-controlling interest percentage	6.00%	6.00%	6.00%
Functional currency	Euro	Euro	Euro
Total assets	€ 228,869
Total equity/ (deficits)	104,639
Net revenues	119,847
Net loss	€ (54,834)
Wolford AG [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	58.45%	58.45%	58.45%	58.45%
Non-controlling interest percentage	42.00%	42.00%	42.00%
Functional currency	Euro	Euro	Euro
Total assets	€ 165,196
Total equity/ (deficits)	8,072
Net revenues	125,514
Net loss	€ (34,867)
St. John Knits International, Incorporated [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	96.95%	96.95%	96.95%	96.95%
Non-controlling interest percentage	3.00%	3.00%	3.00%
Functional currency	USD	USD	USD
Total assets | $						$ 93,023
Total equity/ (deficits) | $						$ (96,838)
Net revenues | $		$ 85,884
Net loss | $		$ (34,971)
St. John China Holdings Limited [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	77.56%	77.56%	77.56%	77.56%
Non-controlling interest percentage	22.00%	22.00%	22.00%
Functional currency	HKD	HKD	HKD
Total assets	€ 4,967
Total equity/ (deficits)	13,402
Net revenues	3,762
Net loss	€ 3,771
Sergio Rossi S.p.A [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	99.03%	99.03%	99.03%	99.00%
Non-controlling interest percentage	1.00%	1.00%	1.00%
Functional currency	Euro	Euro	Euro
Total assets	€ 73,479
Total equity/ (deficits)	20,609
Net revenues	61,929
Net loss	€ (18,124)
Fosun Fashion Brands Management Co., Limited [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	80.00%	80.00%	80.00%	80.00%
Non-controlling interest percentage	20.00%	20.00%	20.00%
Functional currency	CNY	CNY	CNY
Total assets | ¥							¥ 6,840
Total equity/ (deficits) | ¥							¥ 1,076
Net revenues | ¥			¥ 2,844
Net loss | ¥			¥ (2,534)